Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Regulatory Assets [Line Items]
Total regulatory assets	$ 3,383	$ 3,075
Less: Current portion	(425)	(324)
Long-term regulatory assets	2,958	2,751
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,358	3,626
Less: Current portion	(572)	(656)
Long-term regulatory liabilities	2,786	2,970
Deferred income taxes (Notes 3 and 25)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,440	1,574
Asset removal cost provision (Note 3)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,187	1,169
Rate stabilization and related accounts (ii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	166	220
Energy efficiency liability (vi)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	101	106
Renewable energy surcharge (vii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	94	85
ROE complaints liability (Note 2)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	91	206
Electric and gas moderator account (viii)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	45	60
Employee future benefits (Notes 3 and 26)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	45	37
Other (v)
Regulatory Liabilities [Line Items]
Total regulatory liabilities	189	169
Deferred income taxes (Notes 3 and 25)
Regulatory Assets [Line Items]
Total regulatory assets	1,556	1,532
Employee future benefits (Notes 3 and 26)
Regulatory Assets [Line Items]
Total regulatory assets	530	485
Deferred energy management costs (i)
Regulatory Assets [Line Items]
Total regulatory assets	279	230
Rate stabilization and related accounts (ii)
Regulatory Assets [Line Items]
Total regulatory assets	208	90
Derivatives (Notes 3 and 28) | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	119	57
Regulatory Liabilities [Line Items]
Total regulatory liabilities	2	9
Deferred lease costs (iii)
Regulatory Assets [Line Items]
Total regulatory assets	116	110
Generation early retirement costs (iv) | UNS Energy
Regulatory Assets [Line Items]
Total regulatory assets	88	98
Manufactured gas plant site remediation deferral (Note 17)
Regulatory Assets [Line Items]
Total regulatory assets	81	73
Other (v)
Regulatory Assets [Line Items]
Total regulatory assets	$ 406	$ 400